Accounts Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts Payable [Line Items]
Accounts payable	$ 28,516		$ 38,855
Advertising agency business
Accounts Payable [Line Items]
Accounts payable	27,454	[1]	37,857	[1]
Media investment management business
Accounts Payable [Line Items]
Accounts payable	$ 1,062		$ 998

[1]	For advertising agency business, the Group records revenues and costs on a net basis and the related accounts receivable and payable amounts on a gross basis.